Remuneration System for the Management Board and Employees of the Group - 2020 Stock Option Plan - Summary of Parameters of Share Based Compensation Program (Detail) - EUR (€)	1 Months Ended
	Apr. 30, 2020	Oct. 31, 2019	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017	Dec. 31, 2020
April 2017 stock option plan [member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Options Granted During Period [line items]
Share Price on Grant Date in					€ 55.07
Exercise Price in €					€ 55.52
Expected Volatility of the MorphoSys share in					37.49%
Performance Term of Program in Years					4 years
Dividend Yield in					0.00%
Fair Value on Grant Date in €						€ 21.41
April 2018 stock option plan [member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Options Granted During Period [line items]
Share Price on Grant Date in				€ 81.05
Exercise Price in €				€ 81.04
Expected Volatility of the MorphoSys share in				35.95%
Performance Term of Program in Years				4 years
Dividend Yield in				0.00%
Fair Value on Grant Date in €						30.43
April 2019 stock option plan [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Options Granted During Period [line items]
Share Price on Grant Date in			€ 85.00
Exercise Price in €			€ 87.86
Expected Volatility of the MorphoSys share in			37.76%
Performance Term of Program in Years			4 years
Dividend Yield in			0.00%
Fair Value on Grant Date in €						31.81
October 2019 Stock Option Plan [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Options Granted During Period [line items]
Share Price on Grant Date in		€ 98.10
Exercise Price in €		€ 106.16
Expected Volatility of the MorphoSys share in		38.02%
Performance Term of Program in Years		4 years
Dividend Yield in		0.00%
Fair Value on Grant Date in €						35.04
April 2020 stock option plan [member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Options Granted During Period [line items]
Share Price on Grant Date in	€ 94.90
Exercise Price in €	€ 93.66
Expected Volatility of the MorphoSys share in	39.86%
Performance Term of Program in Years	4 years
Dividend Yield in	0.00%
Fair Value on Grant Date in €						€ 38.20
NASDAQ Biotech index [member] | April 2017 stock option plan [member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Options Granted During Period [line items]
Expected Volatility of the MorphoSys share in					25.07%
NASDAQ Biotech index [member] | April 2018 stock option plan [member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Options Granted During Period [line items]
Expected Volatility of the MorphoSys share in				25.10%
NASDAQ Biotech index [member] | April 2019 stock option plan [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Options Granted During Period [line items]
Expected Volatility of the MorphoSys share in			18.61%
NASDAQ Biotech index [member] | October 2019 Stock Option Plan [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Options Granted During Period [line items]
Expected Volatility of the MorphoSys share in		18.17%
NASDAQ Biotech index [member] | April 2020 stock option plan [member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Options Granted During Period [line items]
Expected Volatility of the MorphoSys share in	25.32%
TecDAX index [member] | April 2017 stock option plan [member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Options Granted During Period [line items]
Expected Volatility of the MorphoSys share in					16.94%
TecDAX index [member] | April 2018 stock option plan [member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Options Granted During Period [line items]
Expected Volatility of the MorphoSys share in				17.73%
TecDAX index [member] | April 2019 stock option plan [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Options Granted During Period [line items]
Expected Volatility of the MorphoSys share in			26.46%
TecDAX index [member] | October 2019 Stock Option Plan [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Options Granted During Period [line items]
Expected Volatility of the MorphoSys share in		24.82%
TecDAX index [member] | April 2020 stock option plan [member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Options Granted During Period [line items]
Expected Volatility of the MorphoSys share in	20.48%
Bottom of range [member] | April 2017 stock option plan [member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Options Granted During Period [line items]
Risk-free Interest Rate in					0.03%
Bottom of range [member] | April 2018 stock option plan [member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Options Granted During Period [line items]
Risk-free Interest Rate in				0.02%
Bottom of range [member] | April 2019 stock option plan [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Options Granted During Period [line items]
Risk-free Interest Rate in			0.02%
Bottom of range [member] | October 2019 Stock Option Plan [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Options Granted During Period [line items]
Risk-free Interest Rate in		0.00%
Bottom of range [member] | April 2020 stock option plan [member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Options Granted During Period [line items]
Risk-free Interest Rate in	0.55%
Top of range [member] | April 2017 stock option plan [member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Options Granted During Period [line items]
Risk-free Interest Rate in					0.23%
Top of range [member] | April 2018 stock option plan [member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Options Granted During Period [line items]
Risk-free Interest Rate in				0.15%
Top of range [member] | April 2019 stock option plan [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Options Granted During Period [line items]
Risk-free Interest Rate in			0.13%
Top of range [member] | October 2019 Stock Option Plan [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Options Granted During Period [line items]
Risk-free Interest Rate in		0.02%
Top of range [member] | April 2020 stock option plan [member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Options Granted During Period [line items]
Risk-free Interest Rate in	0.83%